Financial Instruments (Details 14) ₪ in Millions	12 Months Ended
	Dec. 31, 2017 ILS (₪)
Disclosure of reconciliation of liabilities arising from financing activities [line items]
January 1, 2017	₪ 39,616
Cash Flow	(1,457)
Control loss in subsidiary	(11,021)
Foreign exchange movement	(574)
Other Changes	(7)
December 31, 2017	26,557
Short-term loans [Member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
January 1, 2017	775
Cash Flow	(213)
Control loss in subsidiary	(7)
Foreign exchange movement	30
Other Changes
December 31, 2017	585
Long-term loans [Member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
January 1, 2017	8,562
Cash Flow	675	[1]
Control loss in subsidiary	(4,136)
Foreign exchange movement	(442)
Other Changes	16
December 31, 2017	4,675
Debentures [Member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
January 1, 2017	30,279	[2]
Cash Flow	(1,919)
Control loss in subsidiary	(6,878)
Foreign exchange movement	(162)
Other Changes	(23)
December 31, 2017	₪ 21,297

[1]	Excluding cash flows from discontinued operations in the amount of NIS 170 million as well as cash flow from CSA agreements in the amount of NIS 177 million.
[2]	Including amount of NIS 321 million in respect of current maturities of fully redeemed debentures (series B and F). The final redemption date was on December 31, 2016, and the actual payment was on January, 2017.